Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Convertible Debt $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Convertible notes, fair value, beginning balance	$ 21,089
Change in fair value	1,754
Settlement of convertible notes	(21,614)
Exchange difference	(1,229)
Convertible notes, fair value, ending balance	$ 0